INVESTMENT PROPERTY (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT INVESTMENT PROPERTY

	2023	2022
	RMB’000	RMB’000
Cost
As of beginning of the year	-	401,231
Transferred from property, plant and equipment	-	-
Transferred from right-of-use assets	-	-
Transferred to assets classified as held for sale	-	(401,231)
As of end of the year	-	-

Accumulated depreciation
As of beginning of the year	-	(53,987)
Depreciation for the year	-	-
Transferred from property, plant and equipment	-
Transferred from right-of-use assets	-
Transferred to assets classified as held for sale	-	53,987
As of end of the year	-	-

Impairment for the year
As of beginning of the year	-	(347,244)
Transferred from property, plant and equipment	-	-
Transferred from right-of-use assets	-	-
Transferred to assets classified as held for sale	-	347,244
As of end of the year	-

Carrying amount, net
At December 31, 2023 and 2022	-	-